Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (524)	$ (502)	$ (1,092)	$ (3,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense (Note 8)	319	319	(1,277)	(1,277)
Gain on settlement (Note 10)			(941)	0
Non-cash lease expense (Note 8)	(319)	(319)	1,277	1,277
Impairment charge			0	1,188
Depreciation and amortization expense	1	0	1	54
Changes in:
Prepaid expenses and other current assets			(10)	0
Accounts payable and accrued expenses	157	(101)	231	41
Interest payable - related party	28	23	103	81
Interest payable - note payable	7	7	27	18
Net cash used in operating activities	(12)	(254)	(404)	(693)
Cash flows from financing activities
Proceeds from sales of common stock			0	43
Proceeds from note payable - related party	0	247	403	524
Proceeds from note payable			0	54
Net advances from stockholder payable	12	7	1	28
Net cash provided by financing activities	12	254	404	649
Net increase (decrease) in cash and cash equivalents	0	0	0	(44)
Cash and cash equivalents, beginning of the period	1	1	1	45
Cash and cash equivalents, end of period	1	1	1	1
Cash paid during the period for:
Interest	0	1	0	1
Income taxes	$ 1	$ 1	1	1
Non-cash investing activities:
Accrual of software developments costs			$ 0	$ 209